Nature of Operations and Reverse Acquisition Transaction (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nature Of Operations And Reverse Acquisition Transaction Details Narrative
Common stock issued	37,700,000	37,700,000
Transaction costs		$ 299,839
Expenses paid in cash	$ 215,000	215,000
Included in accounts payable and accrued liabilities	$ 84,839	$ 84,839